Cover	May 31, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	001-40945
Entity Registrant Name	Pegasus Digital Mobility Acquisition Corp.
Entity Central Index Key	0001861541
Entity Tax Identification Number	98-1596591
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	71 Fort Street
Entity Address, City or Town	George Town
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	KY1-1106
City Area Code	345
Local Phone Number	769-4900
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one redeemable Warrant
Trading Symbol	PGSS.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PGSS
Security Exchange Name	NYSE
Redeemable Warrants, each exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	PGSS.WS
Security Exchange Name	NYSE